Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options Shares
Outstanding at beginning period	258	579	1,058
Options forfeited		(257)	(143)
Options exercised	(258)	(64)	(336)
Outstanding at ending period		258	579
Options vested and expected to vest after ending period		258	579
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47	$ 1.47	$ 1.47
Options forfeited		1.47	1.47
Options exercised	$ 1.47	1.47	1.47
Outstanding at ending period		1.47	1.47
Options vested and expected to vest after ending period		$ 1.47	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period		3 months	11 months 1 day
Options vested and expected to vest after ending period		3 months	11 months 1 day